CGM Focus Fund Prospectus | CGM Focus Fund
INVESTMENT OBJECTIVE
The Fund’s investment objective is long-term growth of capital.
FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Schedule of Fees Shareholder fees (fees paid directly from your investment)
Shareholder Fees	CGM Focus Fund Prospectus CGM Focus Fund CGM Focus Fund
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none
Redemption Fee (as a percentage of Amount Redeemed)	none
Exchange Fee (as a percentage of Amount Redeemed)	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	CGM Focus Fund Prospectus CGM Focus Fund CGM Focus Fund
Management Fees (as a percentage of Assets)	0.96%
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	0.17%
Component2 Other Expenses	1.09%
Other Expenses (as a percentage of Assets):	1.26%
Net Expenses (as a percentage of Assets)	2.22%

Example
The example that follows is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
CGM Focus Fund Prospectus | CGM Focus Fund | CGM Focus Fund | USD ($)	225	694	1,190	2,554

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
CGM Focus Fund Prospectus | CGM Focus Fund | CGM Focus Fund | USD ($)	225	694	1,190	2,554

Portfolio Turnover
The Fund pays transaction costs such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 268% of the average value of its portfolio.

INVESTMENT STRATEGIES, RISKS, AND PERFORMANCE Summary of Principal Investment Strategies
The Fund’s investment objective is long term growth of capital. The Fund is non-diversified which allows it to focus on a smaller number of companies, industries and/or sectors. The Fund typically invests in stocks of between 20-100 companies at one time. The Fund is flexibly managed so that it can invest in equity securities in a variety of industries as well as in foreign companies. The Fund may invest in companies of any size, but primarily invests in companies with market capitalizations of more than $5 billion. If market conditions so warrant, the Fund may establish short positions in specific securities or stock indices. While the Fund expects to invest primarily in equity securities, the Fund may also invest in debt and fixed income securities, including below investment grade debt and/or fixed income securities, commonly referred to as “junk bonds.” The Fund's investment adviser employs a flexible investment style and seeks to take advantage of opportunities as they arise. As a consequence of the Fund’s investment strategy, the Fund generally has a high rate of portfolio turnover.

Summary of Principal Risks
You may lose money if you invest in the Fund. The following is a summary description of certain risks of investing in the Fund:
Non-Diversification Risk. If the Fund invests in larger positions in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers.
Market Risk. You may lose money on your investment due to a fall in prices of stocks or periods of below-average performance in the stock market or due to specific conditions that affect particular industries or issuers.
Industry/Sector Exposure Risk. The Fund’s performance could be negatively affected if it invests heavily in an industry or in a sector that performs poorly.
Short Sale Risk. Short sales can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited.
Small and Medium-Sized Companies Risk. The Fund’s investments in small and medium-sized companies involve greater risk than is typically associated with larger, more established companies because these securities may be more volatile and are more likely to have returns that vary significantly from the overall markets.
Fixed Income Investments Risk. Debt and fixed income securities are subject to risks including credit risk (that the obligor may default), interest rate risk (that the value of securities will decline if interest rates increase), prepayment and extension risk (that the obligor will prepay payments due on a security when interest rates decrease or will extend payments when interest rates increase), and maturity risk (that the value of investments with long-term maturities will decline if long-term interest rates increase).
Lower Rated Debt Securities Risk. Lower rated debt securities, including securities commonly referred to as “junk bonds,” are considered risky because the issuers may be more likely to fail to make payments of interest and principal. In addition, the market for lower rated debt securities has, in the past, been more volatile than the markets for other securities and in some cases markets for lower rated debt securities have ceased to function. Lower rated debt securities are also often less liquid than higher rated debt securities.
Foreign Securities Risk. Investments in foreign issuers are subject to risks of possible adverse political and economic developments abroad. Foreign securities markets may be less liquid and more volatile than U.S. markets. Foreign investments may also involve risks of changes in foreign currency exchange rates.
Management Risk. The Fund is subject to management risk because it is actively managed and the Fund is generally invested in a small number of securities and industries. Factors that may be difficult to predict, like changes in interest rates or securities valuations, may not lead to the results intended by the investment adviser and may have an adverse effect on the value or performance of the Fund.
Key Personnel Risk. If one or more key individuals become unavailable to the investment adviser, including the Fund’s portfolio manager, who is important to the management of the Fund’s assets, the Fund could suffer material adverse effects, including substantial share redemptions that could require the Fund to sell portfolio securities at times when markets are not favorable and/or result in increased expenses to the Fund.

Past Performance
The following total return information provides some indication of the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compared to the S&P 500 Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 800-345-4048.

During the 10-year period shown in the bar chart, the highest quarterly return was 30.16% for the quarter ended 9/30/07 and the lowest quarterly return was -37.36% for the quarter ended 12/31/08.
Year-by-Year Total Return (as of 12/31 each year)

Average Annual Total Returns (for the periods ended 12/31/15)
Average Annual Total Returns - CGM Focus Fund Prospectus - CGM Focus Fund	Label	1 Year	5 Years	10 Years
CGM Focus Fund	Return before taxes	(4.11%)	2.41%	4.54%
CGM Focus Fund | After Taxes on Distributions	Return after taxes on distributions	(4.11%)	2.41%	3.84%
CGM Focus Fund | After Taxes on Distributions and Sales	Return after taxes on distributions and sale of Fund shares	(2.33%)	1.86%	3.62%
S&P 500 Index (reflects no deduction for expenses or taxes)	S&P 500 INDEX (reflects no deduction for expenses or taxes)	1.38%	12.56%	7.30%

After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

CGM Mutual Fund Prospectus | CGM Mutual Fund
INVESTMENT OBJECTIVE
The Fund’s investment objective is reasonable long-term capital appreciation with a prudent approach to protection of capital from undue risks.
FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Schedule of Fees Shareholder fees (fees paid directly from your investment)
Shareholder Fees	CGM Mutual Fund Prospectus CGM Mutual Fund CGM Mutual Fund
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none
Redemption Fee (as a percentage of Amount Redeemed)	none
Exchange Fee (as a percentage of Amount Redeemed)	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	CGM Mutual Fund Prospectus CGM Mutual Fund CGM Mutual Fund
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.22%
Net Expenses (as a percentage of Assets)	1.12%

Example
The example that follows is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
CGM Mutual Fund Prospectus | CGM Mutual Fund | CGM Mutual Fund | USD ($)	114	356	617	1,363

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
CGM Mutual Fund Prospectus | CGM Mutual Fund | CGM Mutual Fund | USD ($)	114	356	617	1,363

Portfolio Turnover
The Fund pays transaction costs such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 345% of the average value of its portfolio.

INVESTMENT STRATEGIES, RISKS, AND PERFORMANCE Summary of Principal Investment Strategies
The Fund seeks to attain its objective by investing in a managed mix of equity and debt securities with 75% of assets invested in equity securities and 25% of its assets in debt or fixed income securities under normal circumstances. However, the Fund is flexibly managed so that the weighting in debt or fixed income securities may be heavier, depending on the investment adviser’s outlook. The fixed income securities the Fund invests in will generally have a maturity of 30 days to more than 30 years and may be of any credit quality. The Fund may not invest more than 35% of its total assets in below investment grade debt and fixed income securities, commonly referred to as “junk bonds.” The Fund may invest in companies of any size, but primarily invests in companies with market capitalizations of more than $5 billion. The Fund may, from time to time, invest a significant portion of the Fund’s assets in a small number of companies, industries and/or sectors. Up to 25% of the Fund’s total assets may be invested in securities issued by companies within a single industry. The Fund may invest in securities of U.S. and foreign issuers. The Fund’s investment adviser employs a flexible investment style and seeks to take advantage of opportunities as they arise. As a consequence of the Fund’s investment strategy, the Fund generally has a high rate of portfolio turnover.

Summary of Principal Risks
You may lose money if you invest in the Fund. The following is a summary description of certain risks of investing in the Fund:
Market Risk. You may lose money on your investment due to a fall in prices of stocks or periods of below-average performance in the stock market or due to specific conditions that affect particular industries or issuers.
Fixed Income Investments Risk. Debt and fixed income securities are subject to risks including credit risk (that the obligor may default), interest rate risk (that the value of securities will decline if interest rates increase), prepayment and extension risk (that the obligor will prepay payments due on a security when interest rates decrease or will extend payments when interest rates increase), and maturity risk (that the value of investments with long-term maturities will decline if long-term interest rates increase).
Lower Rated Debt Securities Risk. Lower rated debt securities, including securities commonly referred to as “junk bonds,” are considered risky because the issuers may be more likely to fail to make payments of interest and principal. In addition, the market for lower rated debt securities has, in the past, been more volatile than the markets for other securities and in some cases markets for lower rated debt securities have ceased to function. Lower rated debt securities are also often less liquid than higher rated debt securities.
Small and Medium-Sized Companies Risk. The Fund’s investments in small and medium-sized companies involve greater risk than is typically associated with larger, more established companies because these securities may be more volatile and are more likely to have returns that vary significantly from the overall markets.
Industry/Sector Exposure Risk. The Fund’s performance could be negatively affected if it invests heavily in an industry or in a sector that performs poorly.
Risk of Investing in Fewer Issuers. If the Fund invests in larger positions in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers.
Foreign Securities Risk. Investments in foreign issuers are subject to risks of possible adverse political and economic developments abroad. Foreign securities markets may be less liquid and more volatile than U.S. markets. Foreign investments may also involve risks of changes in foreign currency exchange rates.
Management Risk. The Fund is subject to management risk because it is actively managed and the Fund is generally invested in a small number of securities and industries. Factors that may be difficult to predict, like changes in interest rates or securities valuations, may not lead to the results intended by the investment adviser and may have an adverse effect on the value or performance of the Fund.
Key Personnel Risk. If one or more key individuals become unavailable to the investment adviser, including the Fund’s portfolio manager, who is important to the management of the Fund’s assets, the Fund could suffer material adverse effects, including substantial share redemptions that could require the Fund to sell portfolio securities at times when markets are not favorable and/or result in increased expenses to the Fund.

Past Performance
The following total return information provides some indication of the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compared to the S&P 500 Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 800-345-4048.

During the 10-year period shown in the bar chart, the highest quarterly return was 19.69% for the quarter ended 12/31/10 and the lowest quarterly return was -17.57% for the quarter ended 12/31/08.
Year-by-Year Total Return (as of 12/31 each year)

Average Annual Total Returns (for the periods ended 12/31/15)
Average Annual Total Returns - CGM Mutual Fund Prospectus - CGM Mutual Fund	Label	1 Year	5 Years	10 Years
CGM Mutual Fund	Return before taxes	(3.07%)	3.68%	5.38%
CGM Mutual Fund | After Taxes on Distributions	Return after taxes on distributions	(3.07%)	2.46%	3.83%
CGM Mutual Fund | After Taxes on Distributions and Sales	Return after taxes on distributions and sale of Fund shares	(1.74%)	2.51%	3.76%
S&P 500 Index (reflects no deduction for expenses or taxes)	S&P 500 INDEX (reflects no deduction for expenses or taxes)	1.38%	12.56%	7.30%

After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

CGM Realty Fund Prospectus | CGM Realty Fund
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide a combination of income and long-term growth of capital.
FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Schedule of Fees Shareholder fees (fees paid directly from your investment)
Shareholder Fees	CGM Realty Fund Prospectus CGM Realty Fund CGM Realty Fund
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none
Redemption Fee (as a percentage of Amount Redeemed)	none
Exchange Fee (as a percentage of Amount Redeemed)	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	CGM Realty Fund Prospectus CGM Realty Fund CGM Realty Fund
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.13%
Net Expenses (as a percentage of Assets)	0.92%

Example
The example that follows is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
CGM Realty Fund Prospectus | CGM Realty Fund | CGM Realty Fund | USD ($)	94	293	509	1,131

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
CGM Realty Fund Prospectus | CGM Realty Fund | CGM Realty Fund | USD ($)	94	293	509	1,131

Portfolio Turnover
The Fund pays transaction costs such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 224% of the average value of its portfolio.

INVESTMENT STRATEGIES, RISKS, AND PERFORMANCE Summary of Principal Investment Strategies
The Fund invests primarily in equity securities of companies in the real estate industry, including real estate investment trusts (“REITs”). Under normal circumstances, the Fund expects to invest at least 80% of its assets in these securities. The Fund may invest up to 20% of its assets in equity or debt securities of companies outside the real estate industry. For example, the Fund has invested in financial institutions and manufacturers of consumer goods. The debt and fixed income securities in which the Fund may invest may be of any credit quality (including below investment grade securities commonly referred to as “junk bonds”) and of any maturity. The Fund may invest in equity securities of issuers of any size. The Fund may invest in the securities of U.S. and foreign issuers. The Fund may, from time to time, invest a significant portion of the Fund’s assets in a small number of companies. The Fund’s investment adviser employs a flexible investment style and seeks to take advantage of opportunities as they arise. As a consequence of the Fund’s investment strategy, the Fund generally has a high rate of portfolio turnover.

Summary of Principal Risks
You may lose money if you invest in the Fund. The following is a summary description of certain risks of investing in the Fund:
Market Risk. You may lose money on your investment due to a fall in prices of stocks or periods of below-average performance in the stock market or due to specific conditions that affect particular industries or issuers.
Real Estate Industry and Market Risk. Fund performance may be negatively affected by factors with an adverse effect on companies in the real estate industry, such as changes in property values, taxes, interest rates, occupancy rates, government regulations, potential liability under environmental and hazardous waste laws, and, for companies engaged in activities relating to natural resources, factors affecting the value of the products they extract or produce.
Fixed Income Investments Risk. Debt and fixed income securities are subject to risks including credit risk (that the obligor may default), interest rate risk (that the value of securities will decline if interest rates increase), prepayment and extension risk (that the obligor will prepay payments due on a security when interest rates decrease or will extend payments when interest rates increase), and maturity risk (that the value of investments with long-term maturities will decline if long-term interest rates increase).
Lower Rated Debt Securities Risk. Lower rated debt securities, including securities commonly referred to as “junk bonds,” are considered risky because the issuers may be more likely to fail to make payments of interest and principal. In addition, the market for lower rated debt securities has, in the past, been more volatile than the markets for other securities and in some cases markets for lower rated debt securities have ceased to function. Lower rated debt securities are also often less liquid than higher rated debt securities.
Small and Medium-Sized Companies Risk. The Fund’s investments in small and medium-sized companies involve greater risk than is typically associated with larger, more established companies because these securities may be more volatile and are more likely to have returns that vary significantly from the overall markets.
Risk of Investing in Fewer Issuers. If the Fund invests in larger positions in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers.
Foreign Securities Risk. Investments in foreign issuers are subject to risks of possible adverse political and economic developments abroad. Foreign securities markets may be less liquid and more volatile than U.S. markets. Foreign investments may also involve risks of changes in foreign currency exchange rates.
Management Risk. The Fund is subject to management risk because it is actively managed and the Fund is generally invested in a small number of securities and industries. Factors that may be difficult to predict, like changes in interest rates or securities valuations, may not lead to the results intended by the investment adviser and may have an adverse effect on the value or performance of the Fund.
Key Personnel Risk. If one or more key individuals become unavailable to the investment adviser, including the Fund’s portfolio manager, who is important to the management of the Fund’s assets, the Fund could suffer material adverse effects, including substantial share redemptions that could require the Fund to sell portfolio securities at times when markets are not favorable and/or result in increased expenses to the Fund.

Past Performance
The following total return information provides some indication of the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compared to the S&P 500 Index and the FTSE NAREIT Equity REITs Index. The FTSE NAREIT Equity REITs Index is an unmanaged index reflecting performance of the U.S. real estate investment trust market. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 800-345-4048.

During the 10-year period shown in the bar chart, the highest quarterly return was 35.42% for the quarter ended 9/30/09 and the lowest quarterly return was -41.51% for the quarter ended 12/31/08.
Year-by-Year Total Return (as of 12/31 each year)

Average Annual Total Returns (for the periods ended 12/31/15)
Average Annual Total Returns - CGM Realty Fund Prospectus - CGM Realty Fund	Label	1 Year	5 Years	10 Years
CGM Realty Fund	Return before taxes	(2.33%)	7.87%	8.89%
CGM Realty Fund | After Taxes on Distributions	Return after taxes on distributions	(4.39%)	6.25%	7.03%
CGM Realty Fund | After Taxes on Distributions and Sales	Return after taxes on distributions and sale of Fund shares	0.38%	5.97%	6.90%
S&P 500 Index (reflects no deduction for expenses or taxes)	S&P 500 INDEX (reflects no deduction for expenses or taxes)	1.38%	12.56%	7.30%
FTSE NAREIT EQUITY REITS Performance Index (reflects no deduction for expenses or taxes)	FTSE NAREIT EQUITY REITS INDEX (reflects no deduction for expenses or taxes)	3.20%	11.96%	7.41%

After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.